Financial Instruments and Risk Management - Maturity Analysis of Non-Derivative and Derivative Liabilities (Details) - Liquidity Risk - USD ($) $ in Thousands		Mar. 31, 2020		Mar. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	$ 179,371		$ 281,519	[2]
Borrowing interest payments		23,741		29,016
Derivative financial instruments				620
Acceptances		1,858		8,366
Trade and other payables		90,941		83,487
Minimum lease payments		1,716		2,956
Less than 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	117,097		209,180	[2]
Borrowing interest payments		17,500		21,820
Derivative financial instruments				620
Acceptances		1,858		8,366
Trade and other payables		90,941		83,487
Minimum lease payments		822		1,480
1-3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	62,274		72,339	[2]
Borrowing interest payments		6,241		7,196
Derivative financial instruments
Acceptances
Trade and other payables
Minimum lease payments		894		1,360
3-5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments			[1]
Borrowing interest payments
Derivative financial instruments
Acceptances
Trade and other payables
Minimum lease payments				116
More than 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments
Borrowing interest payments
Derivative financial instruments
Acceptances
Trade and other payables
Minimum lease payments

[1]	Excludes cumulative effect of unamortized costs.
[2]	Includes senior convertible bonds, which are payable in cash at the option of the issuer.